LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current liabilities
Other current financial liabilities	$ 62,418,990	$ 110,330,460
Trade and other accounts payable	480,396,027	457,074,643
Current accounts payable to related entities	102,102,553	94,376,420
Other provisions	2,433,147	1,522,426
Current tax liabilities	14,207,862	28,369,276
Employee benefits current provisions	68,363,971	72,367,187
Other non-financial liabilities	489,967	142,103,582
Total Current Liabilities	730,412,517	906,143,994	$ 692,871,296
Until 90 days
Current liabilities
Other current financial liabilities	41,520,465	47,596,941
Trade and other accounts payable	472,851,989	449,856,870
Current accounts payable to related entities	101,388,091	94,376,420
Other provisions	1,076,922	422,985
Current tax liabilities	10,513,700	10,155,528
Employee benefits current provisions	51,318,613	59,703,271
Other non-financial liabilities	125,395	101,155,626
Total Current Liabilities	678,795,176	763,267,641
More 90 days until 1 year
Current liabilities
Other current financial liabilities	20,898,525	62,733,519
Trade and other accounts payable	7,544,038	7,217,773
Current accounts payable to related entities	714,462
Other provisions	1,356,225	1,099,441
Current tax liabilities	3,694,162	18,213,748
Employee benefits current provisions	17,045,358	12,663,916
Other non-financial liabilities	364,572	40,947,956
Total Current Liabilities	51,617,341	142,876,353
United States of America, Dollars
Current liabilities
Other current financial liabilities	6,306,232	7,351,070
Trade and other accounts payable	42,291,455	19,296,547
Total Current Liabilities	48,597,687	26,647,617
United States of America, Dollars | Until 90 days
Current liabilities
Other current financial liabilities	3,211,105	4,527,746
Trade and other accounts payable	42,212,729	18,947,509
Total Current Liabilities	45,423,834	23,475,255
United States of America, Dollars | More 90 days until 1 year
Current liabilities
Other current financial liabilities	3,095,127	2,823,324
Trade and other accounts payable	78,726	349,038
Total Current Liabilities	3,173,853	3,172,362
EUR
Current liabilities
Other current financial liabilities	165,778	156,972
Trade and other accounts payable	5,535,340	5,577,821
Total Current Liabilities	5,701,118	5,734,793
EUR | Until 90 days
Current liabilities
Other current financial liabilities	40,028	37,902
Trade and other accounts payable	5,528,980	5,524,760
Total Current Liabilities	5,569,008	5,562,662
EUR | More 90 days until 1 year
Current liabilities
Other current financial liabilities	125,750	119,070
Trade and other accounts payable	6,360	53,061
Total Current Liabilities	132,110	172,131
UF
Current liabilities
Other current financial liabilities	24,556,165	34,091,163
Trade and other accounts payable	1,596,928	1,860,276
Total Current Liabilities	26,153,093	35,951,439
UF | Until 90 days
Current liabilities
Other current financial liabilities	21,422,059	6,635,279
Trade and other accounts payable	1,595,469	1,860,276
Total Current Liabilities	23,017,528	8,495,555
UF | More 90 days until 1 year
Current liabilities
Other current financial liabilities	3,134,106	27,455,884
Trade and other accounts payable	1,459
Total Current Liabilities	3,135,565	27,455,884
CLP
Current liabilities
Other current financial liabilities	20,817,084	28,235,255
Trade and other accounts payable	120,076,112	173,950,870
Current accounts payable to related entities	44,639,436	47,188,912
Other provisions	2,379,469	1,472,915
Current tax liabilities	4,378,649	4,106,948
Employee benefits current provisions	20,627,362	17,899,773
Other non-financial liabilities	118,896	141,819,663
Total Current Liabilities	213,037,008	414,674,336
CLP | Until 90 days
Current liabilities
Other current financial liabilities	10,844,518	202,438
Trade and other accounts payable	112,618,619	167,135,196
Current accounts payable to related entities	43,924,974	47,188,912
Other provisions	1,076,922	422,985
Current tax liabilities	3,497,154	4,106,948
Employee benefits current provisions	5,932,159	7,223,078
Other non-financial liabilities	118,896	101,151,643
Total Current Liabilities	178,013,243	327,431,200
CLP | More 90 days until 1 year
Current liabilities
Other current financial liabilities	9,972,566	28,032,817
Trade and other accounts payable	7,457,493	6,815,674
Current accounts payable to related entities	714,462
Other provisions	1,302,547	1,049,930
Current tax liabilities	881,495
Employee benefits current provisions	14,695,203	10,676,695
Other non-financial liabilities		40,668,020
Total Current Liabilities	35,023,765	87,243,136
BRL
Current liabilities
Other current financial liabilities	5,055,216	3,296,041
Trade and other accounts payable	158,548,956	144,438,439
Current accounts payable to related entities	36,197,353	28,548,564
Current tax liabilities	7,016,546	6,048,580
Employee benefits current provisions	25,920,317	30,162,575
Total Current Liabilities	232,738,388	212,494,199
BRL | Until 90 days
Current liabilities
Other current financial liabilities	2,616,027	824,103
Trade and other accounts payable	158,548,956	144,438,439
Current accounts payable to related entities	36,197,353	28,548,564
Current tax liabilities	7,016,546	6,048,580
Employee benefits current provisions	25,920,317	30,162,575
Total Current Liabilities	230,299,199	210,022,261
BRL | More 90 days until 1 year
Current liabilities
Other current financial liabilities	2,439,189	2,471,938
Total Current Liabilities	2,439,189	2,471,938
ARS
Current liabilities
Other current financial liabilities	2,147,217	34,593,156
Trade and other accounts payable	64,252,634	67,851,883
Current accounts payable to related entities	7,154,967	7,542,033
Current tax liabilities	1,680,729	16,898,437
Employee benefits current provisions	19,466,137	22,317,618
Other non-financial liabilities	6,499	3,983
Total Current Liabilities	94,708,183	149,207,110
ARS | Until 90 days
Current liabilities
Other current financial liabilities	1,907,554	34,452,772
Trade and other accounts payable	64,252,634	67,851,883
Current accounts payable to related entities	7,154,967	7,542,033
Employee benefits current provisions	19,466,137	22,317,618
Other non-financial liabilities	6,499	3,983
Total Current Liabilities	92,787,791	132,168,289
ARS | More 90 days until 1 year
Current liabilities
Other current financial liabilities	239,663	140,384
Current tax liabilities	1,680,729	16,898,437
Total Current Liabilities	1,920,392	17,038,821
PYG
Current liabilities
Other current financial liabilities	2,434,342	1,707,625
Trade and other accounts payable	85,915,936	42,129,433
Current accounts payable to related entities	14,110,797	11,096,911
Other provisions	53,678	49,511
Current tax liabilities	1,131,938	1,315,311
Employee benefits current provisions	2,350,155	1,987,221
Other non-financial liabilities	364,572	279,936
Total Current Liabilities	106,361,418	58,565,948
PYG | Until 90 days
Current liabilities
Other current financial liabilities	542,218	17,523
Trade and other accounts payable	85,915,936	42,129,433
Current accounts payable to related entities	14,110,797	11,096,911
Total Current Liabilities	100,568,951	53,243,867
PYG | More 90 days until 1 year
Current liabilities
Other current financial liabilities	1,892,124	1,690,102
Other provisions	53,678	49,511
Current tax liabilities	1,131,938	1,315,311
Employee benefits current provisions	2,350,155	1,987,221
Other non-financial liabilities	364,572	279,936
Total Current Liabilities	5,792,467	5,322,081
CHF
Current liabilities
Other current financial liabilities	936,956	899,178
Total Current Liabilities	936,956	899,178
CHF | Until 90 days
Current liabilities
Other current financial liabilities	936,956	899,178
Total Current Liabilities	936,956	899,178
Other Currencies
Current liabilities
Trade and other accounts payable	2,178,666	1,969,374
Total Current Liabilities	2,178,666	1,969,374
Other Currencies | Until 90 days
Current liabilities
Trade and other accounts payable	2,178,666	1,969,374
Total Current Liabilities	$ 2,178,666	$ 1,969,374